S000088815 [Member] Investment Strategy - Nuveen AA-BBB CLO ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in debt tranches of Collateralized Loan Obligations (“CLOs”) of any maturity that are rated between AA+ and BBB- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable credit quality by the Fund management team. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of risk and yield, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of a pool of loans. Such loans may include domestic senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants), and subordinate corporate loans (which may individually be rated below investment grade or the equivalent if unrated). The underlying loans are selected by a CLO’s manager. A CLO’s credit rating may fall below the CLO’s credit rating at the time of the Fund’s purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may invest up to 20% of its net assets in cash and fixed income ETFs.
At the time of purchase, the Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager. The Fund will generally only invest in CLOs with a minimum initial total offering size of $250 million. The Fund may invest up to 10% of its assets in non-investment grade CLOs rated between BB+ and B- (or equivalent by an NRSRO) at the time of purchase. However, the Fund will not invest in any CLO debt security that is rated below B- (or equivalent by an NRSRO) at the time of purchase or in any CLO equity security.
The Fund may purchase CLO securities in both the primary (i.e., purchased directly from the issuer) and secondary markets (i.e., markets where the securities are trading following the initial offering). The Fund will only invest in CLOs that are U.S. dollar denominated, and the Fund may invest in CLOs of any maturity or duration.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in debt tranches ofCollateralized Loan Obligations (“CLOs”) of any maturity that are rated between AA+ and BBB- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable credit quality by the Fund management team.